Segment and Geographic Information - Schedule of Operations of Company's Operating Segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting Information [Line Items]
Net revenues	$ 35,518,790	$ 45,477,926	$ 42,622,650
Cost of revenues	13,188,093	17,465,167	21,933,678
Less: intersegment cost of revenues	(213,958)	(623,252)
Cost of revenues after elimination	12,974,135	16,841,915	21,933,678
Operating expenses:
General and administrative	12,245,567	14,397,562	16,006,914
Product development	15,533,973	24,716,021	25,278,369
Sales and marketing	13,366,322	22,160,188	30,879,776
Total segments operating expenses	41,145,862	61,273,771	72,456,876
Loss from impairment of intangible assets	0	0	291,817
Less: intersegment operating expenses	(6,451,653)	(11,029,670)	(11,239,380)
Total operating expenses	34,694,209	50,244,101	61,217,496
Government subsidies			230,174
Income (loss) from operations	(12,149,554)	(21,608,090)	(40,298,350)
Total segments assets	259,330,122	246,377,732	297,696,496
Less: intersegment asset balances	(170,165,596)	(165,688,382)	(183,092,643)
Total assets	89,164,526	80,689,350	114,603,853
Operating Segments
Segment Reporting Information [Line Items]
Net revenues	42,125,612	56,989,346	53,181,824
Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(6,606,822)	(11,511,420)	(10,559,174)
Commodities Brokerage Services
Segment Reporting Information [Line Items]
Net revenues		49,960	2,588,426
Cost of revenues		2,813	(60,504)
Cost of revenues after elimination		2,813	(60,504)
Operating expenses:
General and administrative	1,428,075	3,174,478	4,511,167
Product development	7,677	277,353	1,776,007
Sales and marketing	234,661	929,411	11,115,488
Total segments operating expenses	1,670,413	4,381,242	17,402,662
Less: intersegment operating expenses			(1,110,431)
Total operating expenses	1,670,413	4,381,242	16,292,231
Government subsidies			230,174
Income (loss) from operations	(1,670,413)	(4,334,095)	(13,413,127)
Total segments assets	12,200,897	13,201,206	21,569,350
Less: intersegment asset balances	(11,703,363)	(12,624,577)	(13,995,983)
Total assets	497,534	576,629	7,573,367
Commodities Brokerage Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues		49,960	3,698,857
Commodities Brokerage Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues			(1,110,431)
Subscription Services And Other Related Services
Segment Reporting Information [Line Items]
Net revenues	19,719,443	23,084,016	14,752,491
Cost of revenues	5,348,329	6,249,529	7,453,185
Less: intersegment cost of revenues	(213,958)	(623,252)
Cost of revenues after elimination	5,134,371	5,626,277	7,453,185
Operating expenses:
General and administrative	5,200,622	7,022,338	7,565,268
Product development	15,502,285	24,394,373	23,502,362
Sales and marketing	9,751,017	17,574,405	16,830,525
Total segments operating expenses	30,453,924	48,991,116	48,189,972
Loss from impairment of intangible assets			291,817
Less: intersegment operating expenses	(6,389,793)	(10,791,561)	(9,439,947)
Total operating expenses	24,064,131	38,199,555	38,750,025
Income (loss) from operations	(9,479,059)	(20,741,816)	(31,450,719)
Total segments assets	157,264,579	156,883,869	187,122,375
Less: intersegment asset balances	(138,083,606)	(133,070,873)	(149,214,015)
Total assets	19,180,973	23,812,996	37,908,360
Subscription Services And Other Related Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	26,323,194	34,498,830	23,984,993
Subscription Services And Other Related Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	(6,603,751)	(11,414,814)	(9,232,502)
HongKong Brokerage Services
Segment Reporting Information [Line Items]
Net revenues	15,799,347	22,343,950	25,281,733
Cost of revenues	7,839,764	11,212,825	14,540,997
Cost of revenues after elimination	7,839,764	11,212,825	14,540,997
Operating expenses:
General and administrative	5,616,870	4,200,746	3,930,479
Product development	24,011	44,295
Sales and marketing	3,380,644	3,656,372	2,933,763
Total segments operating expenses	9,021,525	7,901,413	6,864,242
Less: intersegment operating expenses	(61,860)	(238,109)	(689,002)
Total operating expenses	8,959,665	7,663,304	6,175,240
Income (loss) from operations	(1,000,082)	3,467,821	4,565,496
Total segments assets	89,864,646	76,292,657	89,004,771
Less: intersegment asset balances	(20,378,627)	(19,992,932)	(19,882,645)
Total assets	69,486,019	56,299,725	69,122,126
HongKong Brokerage Services | Operating Segments
Segment Reporting Information [Line Items]
Net revenues	15,802,418	22,440,556	25,497,974
HongKong Brokerage Services | Intersegment Eliminations
Segment Reporting Information [Line Items]
Net revenues	$ (3,071)	$ (96,606)	$ (216,241)